Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Current Liabilities
Other Current Liabilities

8. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Accrued expenses	144,574	94,044	13,246
Advance from customers	27,064	30,172	4,250
Deposits from other business	13,623	11,339	1,597
Payable to individual investors of other business	10,461	188,697	26,577
Payable for purchases of property and equipment	36,763	37,018	5,214
Other tax payable	37,204	38,203	5,381
Operating lease liability - current	84,358	61,826	8,708
Payables to suppliers	117,146	104,484	14,716
Payable for litigation (Note 19)	—	99,000	13,944
Other payables	1,982	17,019	2,397
Total	473,175	681,802	96,030

Accrued expenses mainly consist of payables for marketing expenses and professional service fees.

Payables to individual investors consist of payables in relation to other service to the clients.